Average Annual Total Returns - Lincoln iShares Fixed Income Allocation Fund	Standard Class 1 year	Standard Class Since Inception	Standard Class Inception Date	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) 1 year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) Since Inception	Lincoln iShares Fixed Income Allocation Composite (reflects no deductions for fees, expenses or taxes) 1 year		Lincoln iShares Fixed Income Allocation Composite (reflects no deductions for fees, expenses or taxes) Since Inception
Total	7.85%	5.19%	Feb. 01, 2017	7.51%	4.94%	7.51%	[1]	4.94%	[1]

[1]	The Lincoln iShares Fixed Income Allocation Composite, an unmanaged index compiled by the Fund’s Adviser, is constructed as follows: 100% Bloomberg Barclays U.S. Aggregate Bond Index. The Lincoln iShares Fixed Income Allocation Composite shows how the Fund’s performance compares with the returns of an index that reflects a similar asset allocation to the market sectors in which the Fund invests.